Debt, Cash and Cash Equivalents - Additional Information (Details) - 6 months ended Jun. 30, 2024 € in Billions, $ in Billions	EUR (€)	USD ($)	USD ($)
Syndicated credit facility, expires in 2027
Disclosure of detailed information about borrowings [Line Items]
Notional amount	€ 4.0
Commercial paper program in France
Disclosure of detailed information about borrowings [Line Items]
Commercial paper programs	6.0
Commercial paper program in France | Sanofi Euro Medium Term Notes
Disclosure of detailed information about borrowings [Line Items]
Borrowing, average drawdown	0.1
Commercial paper program in USA
Disclosure of detailed information about borrowings [Line Items]
Commercial paper programs | $			$ 10.0
Commercial paper program in USA | Sanofi Euro Medium Term Notes
Disclosure of detailed information about borrowings [Line Items]
Borrowing, average drawdown | $		$ 5.8
Fixed Rate Bond Maturing April2024 Redeemed2024 | Sanofi Euro Medium Term Notes
Disclosure of detailed information about borrowings [Line Items]
Notional amount	€ 0.6